RECAPITALIZATION (Q2), Number of Predecessor Shares Determined (Details)	6 Months Ended
Jun. 30, 2024 USD ($) shares
Number of Predecessor Shares [Abstract]
Predecessor TMTG Shares (in shares) | shares	100,000,000
Shares issued to shareholders of Predecessor TMTG | $	$ 87,500,000
Common Stock [Member]
Number of Predecessor Shares [Abstract]
Predecessor TMTG Shares (in shares) | shares	100,000,000
Shares issued to shareholders of Predecessor TMTG | $	$ 87,500,000